Leases (Tables)	12 Months Ended
Mar. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Schedule of Right-of-use Assets

The Group presents right-of-use assets that do not meet the definition of investment property in 'property, plant and equipment', the same line item as it presents underlying assets of the same nature that it owns (refer note 18).

	As at March 31
	2020	2021
Opening balance	24,994	23,330
Additions to right-of-use assets	3,974	1,275
Acquisitions through business combination (refer note 7(b))	945	—
Effect of movements in foreign exchange rates	(1,299)	391
Derecognition of right-of-use assets	—	(6,625)
Depreciation charged during the year	(5,284)	(4,333)
Closing Balance	23,330	14,038

Schedule of Amount Recognised in Statement of Profit or Loss

ii) Amounts recognised in statement of profit or loss

	For the year ended March 31
	2019	2020	2021
Interest on lease liabilities (refer note 16)	—	2,731	1,867
Depreciation on right-of-use assets (refer note 18)	—	5,284	4,333
Rent (leases under IAS 17) (refer note 14)	6,581	—	—

Schedule of Amount Recognised in Statement of Cash Flows	iii) Amounts recognised in statement of cash flows
	For the year ended March 31
	2019	2020	2021
Total cash outflows for leases (principal + interest)	—	6,212	3,912